Trade Payables	12 Months Ended
Dec. 31, 2025
Trade Payables [Abstract]
Trade payables	15. Trade payables
	As of December 31,
	2024	2025
	USD’000	USD’000
Trade payables	28	12
The trade payables are normally due for payment within 30 days.